SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charge of goodwill	$ 3.4	$ 0.0